SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 25, 2026	Jun. 05, 2025	Sep. 30, 2025	Jul. 05, 2025	Mar. 31, 2025		Mar. 31, 2024 [1]
Subsequent Event [Line Items]
Share price			$ 11.50
Common stock, shares authorized			500,000,000		500,000,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares authorized			12,000,000		12,000,000	[1]	12,000,000
Common stock, par value			$ 0.0001		$ 0.0001	[1]	$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares authorized			488,000,000		488,000,000	[1]	488,000,000
Common stock, par value			$ 0.0001		$ 0.0001	[1]	$ 0.0001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares conversion of convertible securities		316,004
Common stock, shares authorized				1,864,260
Common stock, par value				$ 0.0001
Subsequent Event [Member] | Bloomington DH Holdings Limited [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Ordinary share to be issued	1,837,680
Share price	$ 0.5912
Related party payable	$ 1,086,438

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.